Operations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Operations
1.	Operations

StoneCo Ltd. (the “Company”), formerly known as DLP Payments Holdings Ltd., is a Cayman Islands exempted company with limited liability, incorporated on March 11, 2014. The registered office of the Company is Harbour Place, 103 South Church Street in George Town, Grand Cayman. The Company’s principal executive office is located in the city of São Paulo, Brazil.

The Company is controlled by HR Holdings, LLC, which owns 54.5% of Class B common shares, whose ultimate parent is an investment fund owned by the co-founder individuals, VCK Investment Fund Limited SAC.

The Company and its subsidiaries (collectively, the “Group”) are principally engaged in providing financial technology solutions to clients and integrated partners to conduct electronic commerce seamlessly across in-store,online, and mobile channels, which include integration to cloud-based technology platforms, offering services for acceptance of various forms of electronic payment, automation of business processes at the point-of-sale and working capital solutions.

In December 2016, the Group launched an investment fund known as Fundo de Investimento em Direitos Creditórios (“FIDC”), TAPSO FIDC (“FIDC TAPSO”) in order to provide working capital solution to clients. In addition, in June 2017 and November 2017, the Group launched two additional FIDCs, FIDC Bancos Emissores de Cartão de Crédito—Stone (“FIDC AR 1”) and FIDC Bancos Emissores de Cartão de Crédito—Stone II (“FIDC AR 2”) in order to raise capital. A FIDC is legally an investment fund authorized by the Brazilian Monetary Council, and specifically designed as investment vehicle for investing in Brazilian credit receivables, such as credit card receivable.

On September 4, 2018, the Group acquired control of Equals S.A. (“Equals”), a subsidiary that provides reconciliation services of payment transactions to clients, in which the Group previously held significant influence through its interest of 30%. Information on the acquisition is provided in Note 5.

On October 14, 2018, the Company carried out a share split of 126:1 (one hundred twenty-six for one). As a result, the share capital represented by 1,757,558 shares was increased to 221,452,308 shares. The share split has been applied retrospectively to all figures in the historical financial statements regarding number of shares (Note 21) and per share data (Note 22) as if the share split had been in effect for all periods presented.

1.1.	Initial Public Offering and resulting transactions

On October 25, 2018, the Company completed its Initial Public Offering (“IPO”), offering 58,333,333 of its Class A common shares, of which 45,818,182 new shares were offered by the Company and the remaining 12,515,151 shares were offered by the selling shareholders, including the full exercise of the underwriters’ option to purchase 7,608,695 additional shares from the selling shareholders.

The initial offering price was US$ 24.00 per Class A common share, resulting in gross proceeds of US$ 1,103,822 thousand. The Company received net proceeds of US$ 1,060,544 thousand (or R$3,923,785), after deducting US$ 43,278 thousand in underwriting discounts and commissions. Additionally, the Company incurred in US$ 20,471 thousand (or R$ 75,774) regarding other offering expenses.

The shares offered and sold in the IPO were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form F-1 (Registration No.333-227634), which was declared effective by the Securities and Exchange Commission on October 24, 2018. The common shares began trading on the Nasdaq Global Select Market (“NASDAQ-GS”) on October 25, 2018 under the symbol “STNE”.

Simultaneously with the IPO, the Company entered into an agreement to sell additional 4,166,666 new Class A common shares to a wholly-owned subsidiary of Ant Small and Micro Financial Services Group Co., Ltd., a company organized under the laws of the People’s Republic of China (“Ant Financial”), in a placement exempt from registration under the U.S. Securities Act of 1933, as amended. The price per share sold in this placement was the price per share to the public in the IPO, resulting in proceeds of US$ 100 million (or R$ 375,910).

In connection with the consummation of the IPO, the Co-Investment Shares granted to certain employees and represented by common shares in DLP Par Participações S.A. (“DLP Par”) were exchanged for Class A common shares through the execution of a contribution agreement entered into between the Company and each holder of awards under such plans, totaling 5,333,202 shares of the Company after the share split described above.

The Consolidated Financial Statements were approved at the Board of Directors’ meeting on March 15, 2019.